Fair Value of Financial Instruments (Fair value hierarchy) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Dec. 31, 2012
Fair value | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	$ 19,773		$ 19,580
Fair value | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	264,853		279,924
Other liabilities - derivatives	90		328
Unexercised warrants	1,004		828
Total liabilities measured at fair value	1,094		1,156
Quoted prices in active markets for identical assets (Level 1) | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	0		0
Quoted prices in active markets for identical assets (Level 1) | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	0		0
Other liabilities - derivatives	0		0
Unexercised warrants	0		0
Total liabilities measured at fair value	0		0
Other observable inputs (Level 2) | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	0		0
Other observable inputs (Level 2) | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	257,802		269,927
Other liabilities - derivatives	0		0
Unexercised warrants	0		0
Total liabilities measured at fair value	0		0
Significant unobservable inputs (Level 3) | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	19,773		19,580
Significant unobservable inputs (Level 3) | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	7,051		9,997
Other liabilities - derivatives	90		328
Unexercised warrants	1,004		828
Total liabilities measured at fair value	1,094		1,156
Corporate bonds | Fair value | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	5,998
Corporate bonds | Quoted prices in active markets for identical assets (Level 1) | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	0
Corporate bonds | Other observable inputs (Level 2) | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	5,998
Corporate bonds | Significant unobservable inputs (Level 3) | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	0
State and municipal bonds | Fair value | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	49,908		63,649
State and municipal bonds | Quoted prices in active markets for identical assets (Level 1) | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	0		0
State and municipal bonds | Other observable inputs (Level 2) | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	49,908		63,649
State and municipal bonds | Significant unobservable inputs (Level 3) | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	0		0
Residential mortgage backed securities and SBA pools | Fair value | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	209,094		216,520
Residential mortgage backed securities and SBA pools | Quoted prices in active markets for identical assets (Level 1) | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	0		0
Residential mortgage backed securities and SBA pools | Other observable inputs (Level 2) | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	201,896		206,278
Residential mortgage backed securities and SBA pools | Significant unobservable inputs (Level 3) | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	7,198		10,242
Derivative | Fair value | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	(147)		(245)
Derivative | Quoted prices in active markets for identical assets (Level 1) | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	0		0
Derivative | Other observable inputs (Level 2) | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	0		0
Derivative | Significant unobservable inputs (Level 3) | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	(147)		(245)
Loans | Fair value | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	15,537	[1]	14,629	[1]
Loans | Quoted prices in active markets for identical assets (Level 1) | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	0	[1]	0	[1]
Loans | Other observable inputs (Level 2) | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	0	[1]	0	[1]
Loans | Significant unobservable inputs (Level 3) | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	15,537	[1]	14,629	[1]
OREO | Fair value | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	4,236		4,951
OREO | Quoted prices in active markets for identical assets (Level 1) | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	0		0
OREO | Other observable inputs (Level 2) | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	0		0
OREO | Significant unobservable inputs (Level 3) | Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	$ 4,236		$ 4,951

[1]	Represents impaired loans, net of allowance for loan loss, which are included in loans.